NON-RECOURSE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2023	2022
Term debt
Public – Canadian	Mar. 8, 2024	5.04%	C$	$377	$369
Public – U.S.	Apr. 1 , 2024	4.00%	US$	200	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	645	632
Public – U.S.	Jun. 2, 2026	4.25%	US$	499	497
Public – Canadian	Mar. 16, 2027	3.80%	C$	377	369
Public – U.S.	Jan. 25, 2028	3.90%	US$	1,067	1,073
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	999
Public – U.S.	Apr. 15, 2030	4.35%	US$	750	749
Public – U.S.	Apr. 15, 2031	2.72%	US$	500	500
Public – U.S.	Jan. 30, 2032	2.34%	US$	600	600
Public – Canadian	Dec. 14, 2032	5.43%	C$	755	738
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – U.S.	Jun. 14, 2033	6.09%	US$	550	—
Public – U.S.	Jan. 5, 2034	6.35%	US$	700	—
Public – Canadian	Jun. 14, 2035	5.95%	C$	319	312
Private – Japanese	Dec. 1, 2038	1.42%	JPY	71	76
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	595	594
Public – U.S.	Mar. 30, 2051	3.50%	US$	758	758
Public – U.S.	Feb. 15, 2052	3.63%	US$	400	400
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	400
				12,214	11,467
Revolving facilities[1]				31	—
Deferred financing costs[2]				(85)	(77)
Total				$12,160	$11,390
1.Reflects commercial paper and credit facility draws outstanding as at December 31, 2023.
2.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Subsidiary borrowings	(a)	$16,214	$15,140
Property-specific borrowings	(b)	205,336	187,544
Total		$221,550	$202,684
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Total
2024	$893	$183	$1,517	$3	$2,596
2025	377	302	—	54	733
2026	377	—	—	94	471
2027	999	377	340	—	1,716
2028	3,229	—	750	1,440	5,419
Thereafter	1,039	1,981	2,325	—	5,345
Total Principal repayments	6,914	2,843	4,932	1,591	16,280
Deferred financing costs and other	(32)	(11)	(21)	(2)	(66)
Total – Dec. 31, 2023	$6,882	$2,832	$4,911	$1,589	$16,214
Total – Dec. 31, 2022	$6,702	$2,546	$3,666	$2,226	$15,140
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$2,596	$1,469
Non-current	13,618	13,671
Total	$16,214	$15,140
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2023	Local Currency		2022	Local Currency
U.S. dollars	$7,915	US$	7,915	$7,850	US$	7,850
Canadian dollars	8,208	C$	10,875	7,217	C$	9,776
Brazilian reais	91	Rs	443	73	Rs	381
Total	$16,214			$15,140
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate[1,2,3]	Renewable Power and Transition	Infrastructure	Private Equity	Total
2024	$37,626	$5,582	$6,742	$5,026	$54,976
2025	18,408	2,530	2,819	3,542	27,299
2026	9,775	3,384	7,890	5,502	26,551
2027	8,936	1,942	5,079	5,132	21,089
2028	4,263	2,469	5,847	8,564	21,143
Thereafter	8,237	12,900	18,938	16,875	56,950
Total Principal repayments	87,245	28,807	47,315	44,641	208,008
Deferred financing costs and other	(511)	(172)	(1,232)	(757)	(2,672)
Total – Dec. 31, 2023	$86,734	$28,635	$46,083	$43,884	$205,336
Total – Dec. 31, 2022	$86,050	$22,826	$29,881	$48,787	$187,544
1.Includes $59.4 billion of borrowings associated with real estate LP investments from our Asset Management segment and $27.3 million associated with core and transitional and development investments in our Real Estate segment.
2.Real estate property-specific borrowings of $86.7 billion relate to Brookfield Property Partners L.P. (“BPY”) investment properties of $48.4 billion, BPY PP&E of $11.2 billion, and real estate direct investments of $27.1 billion.
3.Real estate property-specific borrowings maturing in 2024 of $37.6 billion include office of $7.7 billion, retail of $4.6 billion, and LP investments and other of $25.3 billion. Real estate property-specific borrowings maturing in 2025 of $18.4 billion include office of $1.5 billion, retail of $4.1 billion, and LP investments and other of $12.8 billion.
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$54,975	$41,828
Non-current	150,361	145,716
Total	$205,336	$187,544
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2023	Local Currency		2022	Local Currency
U.S. dollars	$112,510	US$	112,510	$109,555	US$	109,555
British pounds	13,457	£	10,571	10,660	£	8,823
Indian rupees	9,930	Rs	826,265	7,653	Rs	632,457
Canadian dollars	17,124	C$	22,690	15,938	C$	21,590
Euros	22,825	€	20,670	20,316	€	18,986
Australian dollars	10,051	A$	14,755	8,650	A$	12,696
Brazilian reais	10,868	R$	52,606	7,572	R$	39,500
Colombian pesos	3,334	COP$	12,914,945	2,524	COP$	12,157,354
Korean won	2,199	₩	2,855,358	1,822	₩	2,296,121
Other currencies	3,038	Various	n/a	2,854	Various	n/a
Total	$205,336			$187,544